Short-term investments	12 Months Ended
Dec. 31, 2025
Short-term investments
Short-term investments

4.Short-term investments

Short-term investments with initial maturities greater than three months and less than one year consist of the following:

	December 31, 2025	December 31, 2024
	$	$
Guaranteed Investment Certificates	17,906	8,475
Total short-term investments	17,906	8,475

Short-term investments consist of guaranteed investment certificates with original maturities greater than three months and less than one year. These instruments bear interest at fixed rates ranging from 2.3% to 4.5% (2024 – 5.1% to 5.3%) and mature at various dates within one year.